CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash Flows from Operating Activities
Net income			$ 291,650	$ 293,222
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	$ 35,380	$ 31,910	69,243	63,439
Amortization of deferred drydocking and special survey costs	6,972	4,502	12,424	8,337	$ 18,663
Amortization of assumed time charters			(4,534)	(12,390)
Amortization of finance costs			971	1,261
Gain on investments			(13,203)	(6,438)
Payments for drydocking and special survey costs deferred			(14,618)	(14,560)
Net gain on disposal/sale of vessels	(7,094)		(7,094)	(1,639)
Loss on debt extinguishment		2,254		2,254
Equity loss on investments	97	738	206	3,326
Prior service cost and periodic cost			715	886
Stock based compensation			3,153
Amortization of deferred realized losses on interest rate swaps			1,806	1,796
(Increase)/Decrease in
Accounts receivable			(12,795)	(2,456)
Inventories			2,602	77
Prepaid expenses			47	(1,323)
Due from related parties			4,636	1,090
Other assets, current and non-current			13,922	(12,250)
Increase/(Decrease) in
Accounts payable			1,586	(4,836)
Accrued liabilities			4,181	1,685
Unearned revenue, current and long-term			(29,142)	(38,078)
Other liabilities, current and long-term			(18,189)	(2,797)
Net Cash provided by Operating Activities			307,567	280,606
Cash Flows from Investing Activities
Vessels additions and advances			(341,855)	(29,784)
Net proceeds and insurance proceeds from disposal/sale of vessels			10,639	3,914
Investments in affiliates/marketable securities				(74,407)
Net Cash used in Investing Activities			(331,216)	(100,277)
Cash Flows from Financing Activities
Proceeds from long-term debt			181,000
Payments of long-term debt			(13,750)	(13,750)
Payments of leaseback obligation				(72,925)
Dividends paid			(31,011)	(30,361)
Repurchase of common stock			(5,223)	(35,738)
Finance costs			(6,730)	(1,892)
Net Cash provided by/(used in) Financing Activities			124,286	(154,666)
Net Increase in cash and cash equivalents			100,637	25,663
Cash and cash equivalents at beginning of period			271,809	267,668	267,668
Cash and cash equivalents at end of period	$ 372,446	$ 293,331	372,446	293,331	$ 271,809
Supplemental cash flow information:
Cash paid for interest, net of amounts capitalized			$ 5,322	$ 11,139